Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties
Transactions with Related Parties

19.Transactions with Related Parties

The principal transactions carried out by the Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018		2017		2016
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	7,383,540	Ps.	5,930,238	Ps.	6,124,679
Programming production and transmission rights (b)		960,052		1,102,470		745,717
Telecom services (c)		17,951		—		5,593
Administrative services (d)		34,653		86,649		24,753
Advertising (e)		44,625		58,637		78,675
Interest income (f)		84,987		80,397		49,511
	Ps.	8,525,808	Ps.	7,258,391	Ps.	7,028,928
Costs and expenses:
Donations	Ps.	32,111	Ps.	143,470	Ps.	197,122
Administrative services (d)		20,403		15,816		31,335
Technical services (g)		138,262		67,752		104,030
Programming production, transmission rights and telecom (h)		1,298,197		490,698		479,251
	Ps.	1,488,973	Ps.	717,736	Ps.	811,738
(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends on the later of 2025 (or 2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$46.6 million (Ps.891,990), U.S.$44.8 million (Ps.849,557) and U.S.$43.9 million (Ps.817,249) for the fiscal years 2018, 2017 and 2016, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States (see Notes 3, 9 and 10).

(b)	Services rendered to Univision in 2018, 2017 and 2016, and to Televisa CJ Grand in 2017 and 2016.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) and Univision in 2018, and to Univision and GTAC in 2016.
(d)

The Group receives revenue from and is charged by affiliates for various services, such as: equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2018, 2017 and 2016, and to Televisa CJ Grand in 2017.
(f)	Includes mainly interest income from GTAC.
(g)	In 2018, 2017 and 2016, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)

Paid mainly to Univision in 2018, 2017 and 2016. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA (see Notes 3, 9 and 10). It also includes payments by telecom services to GTAC in 2018, 2017 and 2016. In 2018 includes payments by transmission rights to AT&T.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)

A consulting firm controlled by a relative of one of the Company’s directors, has provided consulting services and research in connection with the effects of the Group’s programming on its viewing audience. Total fees for such services during 2018, 2017 and 2016 amounted to Ps.15,414, Ps.2,581 and Ps.16,291, respectively.

(2)

From time to time, two Mexican banks have made loans to the Group, on terms substantially similar to those offered by the banks to third parties. Some members of the Company’s Board serve as Board members of these banks.

(3)

Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services, paying rates applicable to third-party advertisers for these advertising services.

(4)

During 2018, 2017 and 2016, a professional services firm in which the current Secretary of the Company´s Board maintains an interest provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.26,547, Ps.33,316 and Ps.39,996, respectively.

(5)

During 2018, 2017 and 2016, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps. 19,431, Ps.97,272 and Ps.19,300, respectively.

(6)

A current member of the Company’s Board serves as a member of the Board of a Mexican company, which controls the principal chain of convenience stores in Mexico. Such company entered into an agreement with the Group to sell online lottery tickets from the Group’s gaming business in its convenience stores. Total fees for such services during 2017 and 2016 amounted to Ps.2,391 and Ps.5,766, respectively. This agreement concluded in November 2017.

(7)

In 2018, 2017 and 2016, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of approximately Ps.28,155, Ps.26,963 and Ps.26,538, respectively. Management believes that the terms of these leases are comparable to terms that the Group would have entered into with third parties for similar leases.

(8)	In 2016, the Group acquired a remaining non-controlling interest in TVI from a related party (see Note 3).

During 2018, 2017 and 2016, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.568,347, Ps.892,769 and Ps.832,905, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.148,651, Ps.164,018 and Ps.177,864 as of December 31, 2018, 2017 and 2016, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.90,901, Ps.115,467 and Ps.140,958 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the Long-term Retention Plan.

In 2015, the Group established a deferred compensation plan for certain officers of its Cable segment, which will be payable in the event that certain revenue and EBITDA targets (as defined) of a five-year plan are met. The present value of this long-term employee benefit obligation as of December 31, 2018 and 2017 amounted to Ps. 1,058,818 and Ps. 807,031, respectively, and the related service cost for the years ended December 31, 2018, 2017 and 2016, amounted to Ps.251,787, Ps.302,801 and Ps. 340,202, respectively. During 2018, the Group made contributions to a trust (plan assets) for funding in the aggregate amount of Ps.350,000. This deferred compensation obligation is presented net of related plan asset, in other long-term liabilities in the Group’s consolidated statement of financial position, and the related expense is classified in other expense in the Group’s consolidated statement of income (see Note 21).

The balances of receivables and payables between the Group and related parties as of December 31, 2018 and 2017, were as follows:

	2018		2017
Current receivables:
UHI, including Univision (1)	Ps.	954,754	Ps.	657,601
Operadora de Centros de Espectáculos, S.A. de C.V.		35,590		41,080
Editorial Clío		6,399		23,045
Televisa CJ Grand		—		77,991
Other		81,584		60,503
	Ps.	1,078,327	Ps.	860,220
Current payables:
UHI, including Univision (1)	Ps.	614,388	Ps.	964,959
AT&T		70,187		6,713
Other		29,875		19,797
	Ps.	714,450	Ps.	991,469
(1)

As of December 31, 2018 and 2017, the Group recognized a provision in the amount of  Ps.614,388 and Ps.964,959, respectively, associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In March 2018, UHI announced that it has determined not to utilize the registration statement initially filed on July 2, 2015 for an initial public offering in the United States. Since the existing obligations contemplate other scenarios under which payment may be required, and such scenarios remain probable, the Company has maintained this payment reserved. As of December 31, 2018 and 2017, receivables from UHI related primarily to the PLA amounted to Ps.954,754 and Ps.657,601, respectively.

All significant account balances included in amounts due from affiliates bear interest. In 2018 and 2017, average interest rates of 9.9% and 9.1% were charged, respectively. Advances and receivables are short-term in nature; however, these accounts do not have specific due dates.

Customer deposits and advances as of December 31, 2018 and 2017, included deposits and advances from affiliates and other related parties, in an aggregate amount of Ps.123,672 and Ps. 296,604, respectively, which were primarily made by UHI, including Univision.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6%  (see Notes 10, 11 and 13).